Cash, Cash Equivalents And Short-Term Investments - Schedule of Short-term and long-term investments (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Investments		R$ 217,792	R$ 238,962
Current		183,850	201,975
Non-current		33,942	36,987
Private securities
Statement [Line Items]
Investments	[1],[2]	196,203	213,653
Government securities
Statement [Line Items]
Investments		R$ 21,589	R$ 25,309

[1]	Represented mainly by the investments with yield pegged to the SELIC and CDB rates.
[2]	Represents the indirect interest held by PT Ventures in the dividends receivable and the fair value of the financial investment in Unitel, both classified as held for sale. The assets from the investment held in PT Ventures are measure substantially at the fair value of the investment for sale, which occurred on January 23, 2020, as referred to above, in Note 33;